Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Components of operating lease cost
Operating lease cost	¥ 10,752	¥ 10,802	¥ 10,982
Variable lease cost	655	672	837
Total operating lease cost	11,407	11,474	11,819
Cash payments for operating leases	10,452	8,050	¥ 6,556
Operating lease assets obtained in exchange for operating lease liabilities	¥ 7,969	¥ 5,030
Weighted average remaining lease term (in years)	9 years 2 months 12 days	9 years 3 months 18 days
Weighted average discount rate (as a percent)	4.70%	4.80%